Shareholder Report, Average Annual Return (Details) 195293_Miller Income Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	14.28%	13.37%	8.78%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Average Annual Return, Percent	7.31%	5.59%	6.10%